CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($)	Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member] [1]	Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member] [1]	Acquisition Cost of Treasury Shares [Member] [1]	Additional Paid-up Capital [Member] [2]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2019	$ 192,471,402,000	$ 192,471,290,000	$ 108,851,663,000	$ 784,608,000	$ 112,695,920,000	$ 9,887,000	$ 1,455,505,000	$ (2,925,145,000)	$ (3,169,112,000)	$ 54,504,557,000	$ 7,695,275,000	$ 21,419,795,000	$ 83,619,627,000	$ 112,000
Treasury shares purchase	(7,999,394,000)	(7,999,394,000)	(7,999,394,000)	(31,847,000)	(4,540,750,000)	31,847,000	4,540,750,000	(7,999,394,000)	0	0	0	0	0	0
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	0	0	0	(2,562,853,000)	2,562,853,000	0	0	0
Dividends payment	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	21,419,795,000	0	(21,419,795,000)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(73,361,499,000)	0	73,361,499,000	0	0
Non-controlling interests dividends payment	(47,000)	0	0	0	0				0	0	0	0	0	(47,000)
Comprehensive income for the year	9,662,214,000	9,662,187,000	0	0	0	0	0	0	0	9,662,187,000	0	0	9,662,187,000	27,000
Balance at end of period at Dec. 31, 2020	194,134,175,000	194,134,083,000	100,852,269,000	752,761,000	108,155,170,000	41,734,000	5,996,255,000	(10,924,539,000)	(3,169,112,000)	9,662,187,000	10,258,128,000	73,361,499,000	93,281,814,000	92,000
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	0	0	0	(483,110,000)	483,110,000	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	73,361,499,000	0	(73,361,499,000)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(82,540,576,000)	0	82,540,576,000	0	0
Comprehensive income for the year	40,772,312,000	40,772,306,000	0	0	0	0	0	0	0	40,772,306,000	0	0	40,772,306,000	6,000
Balance at end of period at Dec. 31, 2021	234,906,487,000	234,906,389,000	100,852,269,000	752,761,000	108,155,170,000	41,734,000	5,996,255,000	(10,924,539,000)	(3,169,112,000)	40,772,306,000	10,741,238,000	82,540,576,000	134,054,120,000	98,000
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	0	0	0	(2,038,615,000)	2,038,615,000	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	82,540,576,000	0	(82,540,576,000)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(121,274,267,000)	0	121,274,267,000	0	0
Comprehensive income for the year	32,317,802,000	32,317,790,000	0	0	0	0	0	0	0	32,317,790,000	0	0	32,317,790,000	12,000
Balance at end of period at Dec. 31, 2022	$ 267,224,289,000	$ 267,224,179,000	$ 100,852,269,000	$ 752,761,000	$ 108,155,170,000	$ 41,734,000	$ 5,996,255,000	$ (10,924,539,000)	$ (3,169,112,000)	$ 32,317,790,000	$ 12,779,853,000	$ 121,274,267,000	$ 166,371,910,000	$ 110,000

[1]	As of December 31, 2022, 2021 and 2020 corresponds to 41,734,225 shares of par value Ps. 1 each, equivalent to 5.25% of the share capital. The acquisition cost of these shares amounted to Ps. 10,924,539. See Note 19.b) to the consolidated financial statements.
[2]	See Note 19.b).